Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Non-cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2013 are:

A$
Less than 1 year	549,092
1 – 3 years	1,117,422
3 – 5 years	1,190,538
More than 5 years	624,152

Total minimum lease payments	3,481,204